Post-employment benefits for employees (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid post-employment benefit plans	$ 4,225	$ 2,604
Pension plans
Defined benefit plan, change in net liability [roll forward]
Net asset/(liability) at beginning of period	1,033	(1,270)
Current service cost	(292)	(259)
Net interest expense	(34)	(56)
Administrative expenses	(26)	(24)
Past service cost and settlements	(63)	(25)
Remeasurements	1,274	273
Currency translation effects	309	(22)
Novartis contributions	418	381
Effect of acquisitions, divestments or transfers	(31)	1
Change in limitation on recognition of fund surplus	2	2,034
Net asset/(liability) at end of period	2,590	1,033
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid post-employment benefit plans	4,225	2,604
Accrued liability for defined benefit pension plans	(1,635)	(1,571)
Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net asset/(liability) at beginning of period	(311)	(369)
Current service cost	(8)	(9)
Net interest expense	(18)	(20)
Past service cost and settlements	23	(12)
Remeasurements	53	60
Currency translation effects	(7)	13
Novartis contributions	31	26
Net asset/(liability) at end of period	(237)	(311)
Amounts recognized in the consolidated balance sheet [abstract]
Accrued liability for defined benefit pension plans	$ (237)	$ (311)